Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Realized losses on sales and redemptions for physical bullion	$ (1,379,037)	$ (2,244,538)
Change in unrealized gains (losses)	36,755,873	13,697,696
Recurring fair value measurement [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	103,410,101	95,805,143
Sales	(952,534)
Redemptions for physical bullion	(12,509,162)	(3,848,200)
Realized losses on sales and redemptions for physical bullion	(1,379,037)	(2,244,538)
Change in unrealized gains (losses)	36,755,873	13,697,696
Balance at end of year	$ 125,325,241	$ 103,410,101